Document and Entity Information	Jan. 09, 2026
Cover [Abstract]
Entity Information, Former Legal or Registered Name	CommScope Holding Company,Inc.
Amendment Flag	false
Entity Central Index Key	0001517228
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	VISTANCE NETWORKS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	2601 Telecom Parkway
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082
City Area Code	(828)
Local Phone Number	459-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VISN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false